Average Annual Total Returns - No Load Shares		12 Months Ended	60 Months Ended	116 Months Ended
	Jul. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		24.73%	12.10%	11.03%
Performance Inception Date	May 01, 2015
Index - S&P 500® (reflects no deduction for fees, expenses, or taxes
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.35%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.12%	11.52%	10.30%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.01%	9.53%	8.81%

[1]	The Fund’s commencement of operations was May 1, 2015.